EMPLOYEE BENEFITS	12 Months Ended
Jan. 02, 2016
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE BENEFITS

15. EMPLOYEE BENEFITS

The Company maintains a 401(k) retirement plan for employees which provides that the Company will make a matching contribution. For fiscal 2015, fiscal 2014 and fiscal 2013, the Company matched 100% for the first 3% of the employees’ salary and 50% for the next 2%. The Company’s contributions expensed under the plans were approximately $4,606, $4,415 and $3,795 for fiscal 2015, fiscal 2014 and fiscal 2013, respectively.

The Company provides employee health insurance benefits through self-insurance group medical plans. The Company’s contributions expensed for the self-insured group medical plans were approximately $22,251, $18,784 and $19,219 for fiscal 2015, fiscal 2014 and fiscal 2013, respectively.